Non-trading securities	6 Months Ended
Sep. 30, 2016
Non-trading securities
Non-trading securities

5. Non-trading securities:

The following tables present information regarding the cost and/or amortized cost, gross unrealized gains and losses and fair value of non-trading securities held by Nomura’s insurance subsidiary as of March 31, 2016 and September 30, 2016.

	Millions of yen
	March 31, 2016
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities(1)	¥84,926	¥4,046	¥162	¥88,810
Other debt securities(2)	161,685	14,078	1,251	174,512
Equity securities(3)	42,132	24,101	233	66,000

Total	¥288,743	¥42,225	¥1,646	¥329,322

	Millions of yen
	September 30, 2016
	Cost and/or amortized cost	Unrealized gains and losses		Fair value
		Gross unrealized gains	Gross unrealized losses
Government, agency and municipal securities(1)	¥76,764	¥2,036	¥466	¥78,334
Other debt securities(2)	140,648	5,356	4,351	141,653
Equity securities(3)	40,250	20,258	283	60,225

Total	¥257,662	¥27,650	¥5,100	¥280,212

(1)	Primarily Japanese government, agency and municipal securities.
(2)	Primarily corporate debt securities.
(3)	Primarily Japanese equities

For the six months ended September 30, 2015, non-trading securities of ¥33,884 million were disposed of resulting in ¥3,490 million of realized gains and ¥138 million of realized losses. Total proceeds received from these disposals were ¥37,236 million. For the six months ended September 30, 2016, non-trading securities of ¥34,986 million were disposed of resulting in ¥3,353 million of realized gains and ¥1,064 million of realized losses. Total proceeds received from these disposals were ¥37,275 million.

For the three months ended September 30, 2015, non-trading securities of ¥24,603 million were disposed of resulting in ¥3,005 million of realized gains and ¥20 million of realized losses. Total proceeds received from these disposals were ¥27,588 million. For the three months ended September 30, 2016, non-trading securities of ¥21,156 million were disposed of resulting in ¥2,435 million of realized gains and ¥727 million of realized losses. Total proceeds received from these disposals were ¥22,864 million.

Related gains and losses were computed using the average method. For the six months ended September 30, 2015 and September 30, 2016, there were no transfers of non-trading securities to trading assets.

The following table presents the fair value of residual contractual maturity of non-trading debt securities as of September 30, 2016. Actual maturities may differ from contractual maturities as certain securities contain features that allow redemption of the securities prior to their contractual maturity.

	Millions of yen
	September 30, 2016
	Total	Years to maturity
		Less than 1 year	1 to 5 years	5 to 10 years	More than 10 years
Non-trading debt securities	¥219,987	¥45,799	¥101,164	¥51,208	¥21,816

The following tables present the fair value and gross unrealized losses of non-trading securities aggregated by the length of time that individual securities have been in a continuous unrealized loss position as of March 31, 2016 and September 30, 2016.

	Millions of yen
	March 31, 2016
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥4,611	¥159	¥13,673	¥3	¥18,284	¥162
Other debt securities	35,606	1,251	—	—	35,606	1,251
Equity securities	4,113	233	—	—	4,113	233

Total	¥44,330	¥1,643	¥13,673	¥3	¥58,003	¥1,646

	Millions of yen
	September 30, 2016
	Less than 12 months		More than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Government, agency and municipal securities	¥3,632	¥466	¥—	¥—	¥3,632	¥466
Other debt securities	48,439	4,351	—	—	48,439	4,351
Equity securities	3,820	283	—	—	3,820	283

Total	¥55,891	¥5,100	¥—	¥—	¥55,891	¥5,100

As of March 31, 2016, the total number of non-trading securities in unrealized loss positions was 52. As of September 30, 2016, the total number of non-trading securities in unrealized loss positions was 63.

Where the fair value of non-trading securities held by the insurance subsidiary has declined below amortized cost, these are assessed to determine whether the decline in fair value is other-than-temporary in nature. Nomura considers quantitative and qualitative factors including the length of time and extent to which fair value has been less than amortized cost, the financial condition and near-term prospects of the issuer and Nomura’s intent and ability to hold the securities for a period of time sufficient to allow for any anticipated recovery in fair value. If an other-than-temporary impairment loss exists, for equity securities, the security is written down to fair value, with the entire difference between fair value and amortized cost recognized within Revenue—Other in the consolidated statements of income. For debt securities, an other-than-temporary impairment loss is also recognized within Revenue—Other in the consolidated statements of income if Nomura intends to sell the debt security or it is more-likely-than-not that Nomura will be required to sell the debt security before recovery of amortized cost. If Nomura does not intend to sell the debt security and it is not more-likely-than-not that Nomura will be required to sell the debt security, only the credit loss component of an other-than-temporary impairment loss is recognized through earnings and any non-credit loss component recognized within Other comprehensive income (loss).

For the six and three months ended September 30, 2015, other-than-temporary impairment losses recognized for the certain non-trading equity securities were ¥433 million respectively. There were no credit loss component of other-than-temporary impairment losses recognized for the certain non-trading debt securities. Other-than-temporary impairment losses and movement of fair value after the impairment related to the non-credit loss component recognized for the certain non-trading debt securities within Other comprehensive income (loss) were ¥20 million and ¥(27) million.

For the six and three months ended September 30, 2016, other-than-temporary impairment losses recognized for the certain non-trading equity securities were ¥872 million and ¥271 million. The amount of credit loss component of other-than-temporary impairment losses recognized for the certain non-trading debt securities were ¥210 million and ¥24 million. Other-than-temporary impairment losses related to the non-credit loss component recognized for the certain non-trading debt securities within Other comprehensive income (loss) were not significant. Other gross unrealized losses of non-trading securities were considered temporary.